INVESTMENTS (Details Narrative) - shares	1 Months Ended
	Sep. 15, 2013	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 02, 2014
Common shares, issued		3,115,500	3,115,500	77,887,500	1,038,050
PPI Management Group, LLC [Member]
Acquired interest in two consulting firms	50.00%
Christals Management LLC [Member]
Acquired interest in two consulting firms	50.00%
Mr. Roberts [Member]
Common shares, issued	65,625,000